Intangible assets, net	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets, net

Note 6. Intangible assets, net

Intangible assets, net, consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Purchased games	$2,504,000	$704,000
Less: accumulated amortization	(275,267)	(24,867)
Intangible assets, net	$2,228,733	$679,133

Amortization expense for the six months ended March 31, 2026 and 2025 amounted to $250,400 and $1,467, respectively.

Estimated future amortization expense is as follows:

Amortization
Twelve months ending September 30,	expense
For the remaining of Fiscal 2026	$250,398
Fiscal 2027	500,796
Fiscal 2028	500,796
Fiscal 2029	500,796
Fiscal 2030	475,947
Total	$2,228,733